Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Property Plant and Equipment by Class of Assets
12.1.	By class of assets

	Land, buildings and improvement		Equipment and other assets (*)	Assets under construction (**)	Exploration and development costs (oil and gas producing properties) (***)	Total
Balance at January 1,2017	6,982		78,724	38,569	51,195	175,470

Additions	2		1,167	11,031	31	12,231
Additions to / review of estimates of decommissioning costs	—		—	—	4,503	4,503
Capitalized borrowing costs	—		—	1,972	—	1,972
Write-offs	(14)		(6)	(545)	(35)	(600)
Transfers (****)	316		3,296	(7,631)	3,079	(940)
Depreciation, amortization and depletion	(437)		(7,320)	—	(5,366)	(13,123)
Impairment recognition	(145)		(937)	(568)	(892)	(2,542)
Impairment reversal	52		831	165	692	1,740
Cumulative translation adjustment	(91)		(753)	(472)	(745)	(2,061)

Balance at December 31, 2017	6,665		75,002	42,521	52,462	176,650

Cost	9,914		128,603	42,521	86,491	267,529
Accumulated depreciation, amortization and depletion	(3,249)		(53,601)	—	(34,029)	(90,879)

Balance at December 31, 2017	6,665		75,002	42,521	52,462	176,650

Additions	4		1,751	8,707	6	10,468
Additions to / review of estimates of decommissioning costs	—		—	—	4,778	4,778
Capitalized borrowing costs	—		—	1,810	—	1,810
Write-offs	(61)		(16)	(327)	(27)	(431)
Transfers (****)	(93)		13,720	(18,667)	4,086	(954)
Depreciation, amortization and depletion	(359)		(6,529)	—	(5,028)	(11,916)
Impairment recognition	—		(742)	(250)	(1,686)	(2,678)
Impairment reversal	—		309	23	226	558
Cumulative translation adjustment	(946)		(7,467)	(4,891)	(7,598)	(20,902)

Balance at December 31, 2018	5,210		76,028	28,926	47,219	157,383

Cost	7,829		128,711	28,926	77,141	242,607
Accumulated depreciation, amortization and depletion	(2,619)		(52,683)	—	(29,922)	(85,224)

Balance at December 31, 2018	5,210		76,028	28,926	47,219	157,383

Weighted average useful life in years	40 (25 to 50 (except land	) )	20 (3 to 31)		Units of production method

(*)

It is composed of platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, rights of use and other operating, storage and production plants, also including exploration and production assets depreciated based on the units of production method.

(**)	See note 30 for assets under construction by business area.
(***)

It is composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated to proved reserves and other costs directly associated to the exploration and production of oil and gas.

(****)	It includes transfers to/from assets held for sale.

Summary of Estimated Useful Life of Property Plant and Equipment
12.2.	Estimated useful life

	Buildings and improvements, equipment and other assets
Estimated useful life	Cost	Accumulated depreciation	Balance at 2018
5 years or less	3,850	(2,914)	936
6 - 10 years	10,038	(6,272)	3,766
11 - 15 years	3,299	(1,515)	1,784
16 - 20 years	34,267	(13,473)	20,794
21 - 25 years	21,462	(4,733)	16,729
25 - 30 years	13,942	(4,001)	9,941
30 years or more	23,323	(6,843)	16,480
Units of production method	26,059	(15,551)	10,508

Total	136,240	(55,302)	80,938

Buildings and improvements	7,529	(2,619)	4,910
Equipment and other assets	128,711	(52,683)	76,028

Summary of Effects of Unitization Agreements

The table below presents the effects of the agreements:

12.31.2018
Equalization payables (*)	279
Indexation charges	2
Write-offs	(62)
Payments maid	(100)
Cumulative translation adjustments	(2)

Remaining payables	118

(*)	It was accounted for within other income and expenses as set out note 26.